UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$758,973
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,000	1,908,640
		2,667,613
Alaska — 0.5%
Alaska Housing Finance Corp, RB, Series A, 4.13%, 12/01/37	580	588,346
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	981,563
		1,569,909
Arizona — 1.1%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,100	1,188,209
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,300	1,481,324
5.00%, 10/01/29	925	1,028,961
		3,698,494
California — 18.4%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 0.00%, 10/01/25 (a)	7,150	7,679,600
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.39%, 8/01/37	2,100	555,051
5.42%, 8/01/38	4,800	1,194,720
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,207,960
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	500	577,530
California State University, RB, Systemwide, Series A:
5.25%, 11/01/38	3,000	3,386,070
5.50%, 11/01/39	1,000	1,145,770
California Statewide Communities Development Authority, RB, 5.00%, 4/01/42	1,290	1,412,008
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	804,685
Coast Community College District California, GO, CAB, Election of 2002, Series C (AGM), 0.00%, 8/01/31 (a)	1,800	1,775,970

Municipal Bonds	Par (000)	Value
California (concluded)
East Side Union High School District, GO, CAB (AGM), 5.13%, 8/01/29 (b)	$15,000	$6,343,500
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	4,000	4,548,800
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	2,770	2,985,977
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,200	2,480,148
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC) (c):
5.00%, 10/01/13	2,255	2,380,784
5.00%, 10/01/13	1,340	1,414,745
Monterey Peninsula Community College District, GO, CAB, Series C (AGM), 4.90%, 8/01/28 (b)	11,975	5,517,242
Orange County Sanitation District, COP (NPFGC), 5.00%, 8/01/13 (c)	2,300	2,408,974
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	2,015	2,211,785
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 5.02%, 7/01/38 (b)	1,400	387,226
San Diego Unified School District California, GO, Refunding, CAB, Series R-1, 4.64%, 7/01/31 (b)	1,110	466,367
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	575	704,179
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	678,864
5.00%, 8/01/38	490	547,933
State of California, GO, Various Purpose, 5.00%, 4/01/42	2,500	2,736,450
State of California, GO, Refunding:
5.13%, 6/01/27	20	20,066
5.00%, 2/01/38	1,500	1,644,930
5.00%, 10/01/41	900	982,161
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	675	747,198
Yosemite Community College District, GO, CAB, Election of 2004, Series D (b):
5.12%, 8/01/36	2,000	594,960
5.18%, 8/01/37	2,790	777,824
		60,319,477

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado — 0.9%
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.61%, 9/01/32 (b)	$5,500	$1,811,425
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,139,940
		2,951,365
Florida — 12.5%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	1,000	1,131,640
City of Jacksonville, Refunding RB, 5.00%, 10/01/30	250	286,210
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	7,875	8,552,250
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	939,254
5.38%, 10/01/32	1,100	1,211,133
County of Miami-Dade Florida, RB:
Jackson Health System, (AGC), 5.63%, 6/01/34	900	995,697
Water & Sewer System, 5.00%, 10/01/39	6,900	7,696,812
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	10,300	10,810,262
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,772,552
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	645,480
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,514,030
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	275,120
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,800	2,057,814
		40,888,254
Georgia — 5.2%
Burke County Development Authority, Refunding RB, Oglethorpe Power- Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,089,230
City of Atlanta Georgia, Refunding GARB, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	15,000	15,879,600
		16,968,830

Municipal Bonds	Par (000)	Value
Illinois — 18.2%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	$2,050	$2,389,931
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	3,108,700
City of Chicago Illinois, GARB:
O’Hare International Airport, Third Lien, Series A, 5.75%, 1/01/39	2,000	2,357,480
O’Hare International Airport, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/23	5,200	5,455,216
Third Lien, Series B-2, AMT (Syncora), 6.00%, 1/01/29	2,200	2,329,580
City of Chicago Illinois, GO:
CAB, City Colleges, (NPFGC), 4.57%, 1/01/31 (b)	8,370	3,641,787
Park District, Harbor Facilities, Series C, 5.25%, 1/01/37	4,000	4,512,600
Park District, Harbor Facilities, Series C, 5.25%, 1/01/40	500	565,245
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	2,000	2,048,180
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	515	588,413
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/37	285	319,152
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	250	279,957
County of Cook Illinois, GO, CAB, Series C (AMBAC), 5.50%, 11/15/12 (c)	2,460	2,497,810
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	444,316
Illinois Finance Authority, Refunding RB, Central DuPage Health, Series B, 5.50%, 11/01/39	2,070	2,330,137
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,175	19,853,825
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 4.91%, 12/15/36 (b)	10,000	3,066,000
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 5.12%, 6/15/44 (b)	2,980	594,868
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	669,133

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	$2,000	$2,615,900
		59,668,230
Indiana — 1.7%
Indiana Finance Authority, RB, Wastewater Utility, CWA Authority, First Lien, RB, Series A, 5.25%, 10/01/38	1,000	1,157,400
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	350	370,160
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,000	2,284,940
(AGC), 5.50%, 1/01/38	1,575	1,787,499
		5,599,999
Iowa — 3.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	4,925	5,592,584
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, AMT:
5.60%, 12/01/26	1,440	1,615,464
5.70%, 12/01/27	1,440	1,616,688
5.80%, 12/01/29	970	1,087,215
5.85%, 12/01/30	1,010	1,129,755
		11,041,706
Kentucky — 0.7%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,302,180
Louisiana — 1.1%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,361,933
Parish of Saint Charles Louisiana, RB, Valero Energy Corp. Project, 4.00%, 12/01/40 (d)	1,370	1,449,337
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	600	637,218
		3,448,488
Maine — 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT, 4.25%, 11/15/27	290	298,793
Massachusetts — 7.1%
Massachusetts HFA, RB:
Rental Mortgage, Series F, AMT (AGM), 5.25%, 1/01/46	12,000	12,078,840

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts HFA, RB (concluded):
S/F Housing, Series 128, AMT (AGM), 4.88%, 12/01/38	$1,675	$1,721,280
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	5,360,950
5.35%, 12/01/42	975	1,045,561
Massachusetts Water Resources Authority, Refunding RB, Series A (NPFGC), 5.00%, 8/01/34	2,700	3,083,589
		23,290,220
Michigan — 7.1%
City of Detroit Michigan, RB, Second Lien:
Series B, (AGM), 6.25%, 7/01/36	350	408,664
Series B, (AGM), 7.00%, 7/01/36	200	243,076
System, Series A, (BHAC), 5.50%, 7/01/36	4,500	5,097,825
City of Detroit Michigan, Refunding RB:
Second Lien, Series E, (BHAC), 5.75%, 7/01/31	2,200	2,520,562
Series D, (NPFGC), 5.00%, 7/01/28	1,500	1,543,410
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	375	414,802
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	1,700	2,014,228
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,000	1,001,370
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	689,892
Series II-A, 5.38%, 10/15/36	1,000	1,152,370
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,177,362
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	860	932,128
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Syncora):
Series A, 5.50%, 6/01/30	1,000	1,016,490
Series C, 5.45%, 12/15/32	3,900	3,916,614
		23,128,793
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800	2,157,390

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)		Value
Minnesota (concluded)
Dakota County Community Development Agency, RB, Mortgage-Backed Securities Program, Series B, AMT (Ginnie Mae), 5.15%, 12/01/38	$—	(e)	$4
			2,157,394
Mississippi — 0.2%
Medical Center Educational Building Corp., RB, Series A, 5.00%, 6/01/41	640		721,530
Nebraska — 0.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650		2,811,995
Nevada — 2.7%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,650		2,852,460
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A, (AGC), 5.25%, 7/01/39	1,700		1,905,768
Subordinate Lien, Series A-2, (NPFGC), 5.00%, 7/01/30	1,250		1,316,275
Subordinate Lien, Series A-2, (NPFGC), 5.00%, 7/01/36	2,700		2,858,328
			8,932,831
New Jersey — 3.7%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (c)	85		93,151
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700		7,172,216
New Jersey Higher Education Student Assistance Authority, Refunding RB,
Series 1, AMT:
5.50%, 12/01/25	500		576,560
5.50%, 12/01/26	350		400,302
5.75%, 12/01/28	200		229,884
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, (NPFGC), 5.75%, 6/15/25	1,400		1,810,634
Series B, 5.25%, 6/15/36	1,580		1,820,492
			12,103,239
New York — 3.3%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	610		714,963
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035		3,539,235
New York HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	2,835		2,987,211

Municipal Bonds	Par (000)		Value
New York (concluded)
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/37	$1,820		$2,060,768
Port Authority of New York & New Jersey, Refunding RB, Consolidated Bonds, Series 172, AMT, 4.50%, 4/01/37	1,460		1,568,872
			10,871,049
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	520		552,781
Ohio — 0.5%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A, 5.00%, 5/01/42	650		709,143
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460		574,821
Kent State University, ERB, General Recipts, Series A, 5.00%, 5/01/37	370		418,759
			1,702,723
Pennsylvania — 1.5%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	240		243,014
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	500		614,825
5.50%, 12/01/41	2,245		2,628,940
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300		1,477,411
			4,964,190
Puerto Rico — 3.8%
Puerto Rico Sales Tax Financing Corp., RB:
5.75%, 8/01/37	620		693,699
6.38%, 8/01/39	3,000		3,553,890
5.50%, 8/01/42	350		377,150
6.00%, 8/01/42	2,500		2,827,075
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A, (NPFGC), 5.55%, 8/01/41 (b)	10,000		2,043,600
CAB, Series C, 5.39%, 8/01/38 (b)	4,070		1,021,000
First Sub-Series C, 6.00%, 8/01/39	725		831,452
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series C, 5.43%, 8/01/39 (b)	5,000		1,176,900
			12,524,766

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 1.2%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	$100	$120,927
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,816,959
		3,937,886
Tennessee — 0.4%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	1,000	1,186,740
Texas — 7.8%
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC), 5.50%, 11/01/33	5,000	5,093,900
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,481,770
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,213,386
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	2,415	2,851,946
System, (NPFGC), 5.75%, 1/01/40	3,600	4,030,308
System, Series K-1, (AGC), 5.75%, 1/01/38	3,400	3,884,398
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	4,800	4,840,032
		25,395,740
Vermont — 0.5%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	1,690	1,798,566
Washington — 2.0%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,400	1,594,712
Washington Health Care Facilities Authority, RB:
Multicare Health System, Series A, 5.00%, 8/15/44	835	906,342
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,086,040
Providence Health & Services, Series A, 5.25%, 10/01/39	550	610,302
Washington Health Care Facilities Authority, Refunding RB:
Providence Health & Services, Series A, 5.00%, 10/01/42	205	228,690

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, Refunding RB (concluded):
Providence Health & Services, Series D, (AGM), 5.25%, 10/01/33	$2,000	$2,203,700
		6,629,786
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,200	1,330,332
Total Municipal Bonds – 108.6%		355,463,899

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 0.9%
Phoenix Arizona Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,162,660
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,750	1,945,003
		3,107,663
California — 3.3%
Los Angeles Community College District California, GO, Election of 2001 (AGM), 5.00%, 8/01/32	4,330	4,881,382
Los Angeles Community College District California, GO, Refunding, Election of 2008, 6.00%, 8/01/33	1,699	2,069,251
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	420,980
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	3,030	3,364,633
		10,736,246
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	780	891,333
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30	855	1,068,642
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35	1,580	1,923,640

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding ARB, System, Series A, AMT, 5.00%, 10/01/30	$2,190	$2,515,368
		5,507,650
Florida — 10.1%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	4,000	4,322,400
County of Miami-Dade Florida, RB, Transit System Sales Surtax Revenue, 5.00%, 7/01/42	1,540	1,727,988
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,363,232
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,189	1,367,447
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	4,000	4,276,320
Miami-Dade County Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,329,908
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,395	3,927,538
(NPFGC), 5.00%, 8/01/31	9,000	9,708,930
		33,023,763
Georgia — 1.6%
City of Atlanta Georgia, Refunding GARB, Series B (AGM), 5.25%, 1/01/33	4,999	5,329,180
Hawaii — 1.7%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (c)	5,000	5,447,750
Illinois — 8.8%
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	4,000	4,253,000
City of Chicago Illinois, Refunding RB:
Sales Tax Revenue, Series A, 5.00%, 1/01/41	700	786,583
Second Lien, (AGM), 5.25%, 11/01/33	2,549	2,859,926
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,499	3,878,373
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	1,630	1,812,200
Regional Transportation Authority, RB (NPFGC), 6.50%, 7/01/26	10,000	13,807,400
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,130	1,283,402
		28,680,884

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Louisiana — 1.6%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	$4,600	$5,089,026
Massachusetts — 2.4%
Massachusetts School Building Authority, RB, Sale Tax, Series A (AGM), 5.00%, 8/15/30	7,195	7,962,641
Michigan — 1.2%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	3,700	4,098,083
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,298	3,857,225
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	1,574	1,981,978
		5,839,203
New York — 2.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,265,553
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,005	1,214,713
Port Authority of New York & New Jersey, Refunding RB, Construction One Hundred Forty-Third, AMT, 5.00%, 10/01/30	3,500	3,829,070
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,200	1,387,116
		7,696,452
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	500	568,080
Puerto Rico — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,040	1,154,904

South Carolina — 2.4%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	2,725	3,024,859
5.25%, 12/01/29	2,425	2,686,949
5.25%, 12/01/30	880	974,459
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,125	1,340,246
		8,026,513

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
South Dakota — 0.3%
South Dakota HDA, Refunding RB, Homeownership, Series K, 5.05%, 5/01/36	$893	$912,757
Texas — 4.5%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,297,090
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	6,013,560
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,743,000
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	1,400	1,593,172
		14,646,822
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	342,545
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,250	3,605,502
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 46.6%		152,666,997
Total Long-Term Investments (Cost – $461,924,160) – 155.2%		508,130,896

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	3,948	3,948,214
Total Short-Term Securities (Cost – $3,948,214) – 1.2%		3,948,214
Total Investments (Cost - $465,872,374*) – 156.4%		512,079,110
Other Assets Less Liabilities – 0.8%		2,491,971
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (21.6)%		(70,698,458)
VMTP Shares, at Liquidation Value – (35.6)%		(116,500,000)
Net Assets Applicable to Common Shares – 100.0%		$327,372,623

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax cost	$396,118,626
	Gross unrealized appreciation	$46,726,403
	Gross unrealized depreciation	(1,429,295)
	Net unrealized appreciation	$45,297,108

(a)		Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)		Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)		US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)		Variable rate security. Rate shown is as of report date.

(e)		Amount is less than $500.

(f)		Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)		Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
	FFI Institutional Tax-Exempt Fund	9,148,110	(5,199,896)	3,948,214	$481

(h)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
Radian	Radian Financial Guaranty
S/F	Single-Family
Syncora	Syncora Guarantee

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$508,130,896	—	$508,130,896
Short-Term Securities	$3,948,214	—	—	3,948,214
Total	$3,948,214	$508,130,896	—	$512,079,110

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(70,663,376)	—	$(70,663,376)
VMTP shares	—	(116,500,000)	—	(116,500,000)
Total	—	$(187,163,376)	—	$(187,163,376)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JULY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: September 25, 2012